Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Loan to related parties	¥ (528,356,500)	$ (80,974,176)	¥ (634,638,425)	¥ (4,300,000)
Sublease revenue from related party	77,676,665	11,904,470	74,893,930	53,852,195
Aotao
Related Party Transaction [Line Items]
Loan to related parties	(479,356,500)	(73,464,598)	(167,279,750)
Repayment from related party	499,421,550	76,539,701	157,279,750
Advertising service from related party	(3,920,000)	(600,766)
Interest income from related party	2,316,856	355,074	1,316,854
Franchise management fee to related party	(41,867)	(6,416)	(24,941)
GTI
Related Party Transaction [Line Items]
Loan to related parties			(192,558,675)
Repayment from related party	8,424,629	1,291,131	184,134,046	1,717,539
Interest income from related party			907,880
Da Niang Group
Related Party Transaction [Line Items]
Loan to related parties	(40,000,000)	(6,130,268)	(274,800,000)
Repayment from related party	40,000,000	6,130,268	274,800,000
Interest income from related party	352,882	54,081	875,315
Purchase from related party	(724,045)		(339,121)		$ (110,965)
Sublease revenue from related party	36,000	5,517
JYHM
Related Party Transaction [Line Items]
Purchase from related party	(40,000)		(18,418)		(6,130)
Sublease revenue from related party	284,179	43,552	385,355
Advance from/(Repayment to) related party			312,141	221,028
Napa
Related Party Transaction [Line Items]
Purchase from related party	(2,059,566)		(3,576,659)		$ (315,642)
Revenue from related party			2,358,491
Yibon
Related Party Transaction [Line Items]
Loan to related parties	(9,000,000)	(1,379,310)
Interest income from related party	18,667,117	2,860,861
Revenue from related party	¥ 852,287	$ 130,619	¥ 681,239
TB
Related Party Transaction [Line Items]
Revenue from related party				389,583
Shiquanmeiwei
Related Party Transaction [Line Items]
Purchase from related party				(3,600)
Ze Xin
Related Party Transaction [Line Items]
Loan to related parties				(4,300,000)
Interest income from related party				263,366
Revenue from related party				¥ 44,763